Convertible Notes Payable and MVIL Demand Note Receivable - Additional Information (Details)		1 Months Ended			12 Months Ended
	Feb. 20, 2019 shares	Jan. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Note $ / shares	May 31, 2018 USD ($)	Apr. 30, 2018 USD ($)
Debt Instrument [Line Items]
Interest expense					$ 6,666,000	$ 21,357,000	$ 3,282,000
Amortization of debt discount					3,006,000	12,278,000	192,000
Proceeds from issuance of convertible notes payable					5,000,000	50,000,000
Gain (loss) on extinguishment of debt					$ (22,700,000)
Series A Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion of stock | shares	91,600,398
Convertible Promissory Notes
Debt Instrument [Line Items]
Conversion of stock | shares	175,210,373				175,210,373
Interest expense					$ 1,300,000	6,600,000	$ 2,200,000
Amortization of debt discount					$ 2,700,000	11,900,000
2017 MVIL Notes
Debt Instrument [Line Items]
Number of convertible promissory notes payable | Note							6
Proceeds from issuance of convertible notes payable							$ 50,000,000
Interest rate							8.00%
Aggregate principal amount permitted to borrow				$ 52,400,000
Gain (loss) on extinguishment of debt							$ 0
2017 MVIL Notes | Series A Convertible Preferred Shares
Debt Instrument [Line Items]
Conversion price | $ / shares							$ 2.30769
2018 Investor Notes
Debt Instrument [Line Items]
Interest rate				7.00%
Aggregate principal amount permitted to borrow				$ 30,000,000				$ 50,000,000
Line of credit facility maximum borrowing capacity									$ 65,000,000
Premium percentage				25.00%
2018 MVIL Note
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes payable		$ 5,000,000
Interest rate			7.00%
Aggregate principal amount permitted to borrow						$ 25,000,000
Line of credit facility maximum borrowing capacity			$ 30,000,000
Premium percentage			25.00%